Goodwill and Intangible Assets (Summary of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 541,704	$ 534,916
Acquisitions	129	6,788
Impairment	(125,000)	0
Goodwill, ending balance	$ 416,833	$ 541,704